Debt (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible notes	$ 23,000	$ 13,207	$ 10,673
Line of credit	$ 31	31	$ 31
Line of credit - due amount		$ 13